Annual Operating Expenses {- Fidelity® Real Estate Index Fund} - 07.31 Fidelity Real Estate Index Fund PRO-08 - Fidelity® Real Estate Index Fund - Fidelity Real Estate Index Fund	Sep. 29, 2020
Operating Expenses:
Management fee	0.07%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.07%